Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current receivables:
Receivables from related parties	$ 738,882
Current payables:
Payables to related parties		440,348
Non-current payables:
Payables to related parties		$ 61,466